UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               -------------

Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

           This Amendment (Check only one):   |_|  is a restatement
                                              |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                Starwood Real Estate Securities, LLC
Address:             591 West Putnam Avenue
                     Greenwich, CT 06830


Form 13F File Number: 028-12189
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Steven N. Gottschalk
Title:               Chief Financial Officer and Chief Compliance Officer
Phone:               203-422-7739

Signature, Place and Date of Signing:


/s/ Steven N. Gottschalk           Greenwich, CT            August 14, 2007
----------------------------    -------------------    ------------------------
        [Signature]                [City, State]                [Date]


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                          1
                                            ----------------------------------

Form 13F Information Table Entry Total:                    33
                                            ----------------------------------

Form 13F Information Table Value Total:                 $415,551
                                            ----------------------------------

                                                     (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.          Form 13F File        Number Name

1            28-12188             Starwood Capital Group Management, LLC
             --------             --------------------------------------



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
                                                STARWOOD REAL ESTATE SECURITIES, LLC
                                                              FORM 13F
                                                     Quarter Ended June 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
                          CLASS                  VALUE      SHRS OR  SH/  PUT/  INVESTMENT      OTHER          VOTING AUTHORITY
                          ------                 ------     -------  ---  ----  -----------     -----          ----------------
NAME OF ISSUER            TITLE        CUSIP    (X$1,000)   PRN AMT  PRN  CALL  DISCRETION      MANAGERS    SOLE    SHARED   NONE
--------------            -----        -----    ---------   --- ---  ---  ----  ----------      --------    ----    ------   ----
------------------------------------------------------------------------------------------------------------------------------------

ALEXANDER & BALDWIN INC    COM       014482103    $4,610     86,800   SH        SOLE                       86,800
AMERICAN CAMPUS
  CMNTYS INC               COM       024835100    $5,955    210,500   SH        SOLE                      210,500
AMERICAN LD LEASE INC      COM       027118108    $2,454     98,150   SH        SOLE                       98,150
APARTMENT INVT & MGMT CO   CL A      03748R101    $6,141    121,800   SH        SOLE                      121,800
ARCHSTONE SMITH TR         COM       039583109    $3,162     53,500   SH        SOLE                       53,500
BIOMED REALTY TRUST INC    COM       09063H107   $10,962    436,400   SH        SOLE                      436,400
BOSTON PROPERTIES INC      COM       101121101   $10,785    105,600   SH        SOLE                      105,600
CAMDEN PPTY TR         SH BEN INT   133131102   $21,939    327,600   SH        SOLE                      327,600
CBL & ASSOC PPTYS INC      COM       124830100    $4,607    127,800   SH        SOLE                      127,800
EQUITY LIFESTYLE
  PPTYS INC                COM       29472R108    $6,221    119,200   SH        SOLE                      119,200
EQUITY RESIDENTIAL      SH BEN INT   29476L107    $5,019    110,000   SH        SOLE                      110,000
FEDERAL REALTY INVT TR  SH BEN INT   313747206    $5,485     71,000   SH        SOLE                       71,000
                           NEW
HFF INC                    CL A      40418F108    $7,319    471,900   SH        SOLE                      471,900
HILTON HOTELS CORP         COM       432848109   $18,248    545,200   SH        SOLE                      545,200
HILTON HOTELS CORP         COM       432848109   $83,675  2,500,000   SH      SHARED - OTHER    1                         2,500,000
HOME PROPERTIES INC        COM       437306103    $9,093    175,100   SH        SOLE                      175,100
ISHARES TR               DJ US       464287739    $3,871     50,000   SH  PUT   SOLE                       50,000
                         REAL EST
KILROY RLTY CORP           COM       49427F108   $14,069    198,600   SH        SOLE                      198,600
MACERICH CO                COM       554382101   $10,204    123,800   SH        SOLE                      123,800
ORIENT-EXPRESS HOTELS LTD  CL A      G67743107   $73,292  1,372,500   SH      SHARED - OTHER    1               -         1,372,500
POST PPTYS INC             COM       737464107   $11,458    219,800   SH        SOLE                      219,800
SAUL CTRS INC              COM       804395101    $1,800     39,700   SH        SOLE                       39,700
SIMON PPTY GROUP INC       COM       828806109   $11,463    123,200   SH        SOLE                      123,200
SIMON PPTY GROUP INC       COM       828806109    $4,652     50,000   SH  PUT   SOLE                       50,000
SL GREEN RLTY CORP         COM       78440X101   $15,115    122,000   SH        SOLE                      122,000
TAUBMAN CTRS INC           COM       876664103    $9,922    200,000   SH        SOLE                      200,000
THOMAS PPTYS GROUP INC     COM       884453101   $12,120    758,445   SH        SOLE                      758,445
U STORE IT TR              COM       91274F104      $706     43,100   SH        SOLE                       43,100
UDR INC                    COM       902653104    $5,021    190,900   SH        SOLE                      190,900
URSTADT BIDDLE PPTYS INC  CL A       917286205    $1,021     60,000   SH        SOLE                       60,000
VORNADO RLTY TR         SH BEN INT   929042109   $17,300    157,500   SH        SOLE                      157,500
WASHINGTON REAL ESTATE
  INVESTMENT TRUST      SH BEN INT   939653101    $8,500    250,000   SH      SHARED - OTHER    1                           250,000
WYNDHAM WORLDWIDE CORP     COM       98310W108    $9,362    258,200   SH        SOLE                      258,200

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